CONVERTIBLE PROMISSORY NOTES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
CONVERTIBLE PROMISSORY NOTES
Schedule of components of the company's indebtedness

The following table shows the components of the Company’s indebtedness (in thousands):

Three Months Ended
March 31, 2026
Convertible promissory notes principal balance	$4,300
Change in fair value	300
Total convertible promissory notes, at fair value	$4,600

The following table shows the components of the Company’s indebtedness (in thousands):

	Year ended December 31,
	2025	2024
Convertible promissory notes principal balance	$10,000	$—
Financing costs related to issuance of convertible promissory notes	4,500	—
Change in fair value	4,389	—
Total convertible promissory notes, at fair value	$18,889	$—